owners' equity - Subsidiary with significant non-controlling interest (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of financial position
Current assets	$ 5,928		$ 5,928		$ 5,928		$ 6,092
Non-current assets	49,749		49,749		49,749		47,971
Current liabilities	9,426		9,426		9,426		8,281
Non-current liabilities	28,672		28,672		28,672		28,124
Statement of income and other comprehensive income
Net income (loss)	196	$ 498	420	$ 902
Comprehensive income (loss)	115	624	341	1,214
condensed interim consolidated statements of cash flows
Cash provided by operating activities	1,117	1,250	1,878	2,385	4,304	$ 4,590
Cash used by investing activities	(908)	(1,438)	(3,241)	(2,637)
Cash provided (used) by financing activities	(437)	(204)	1,038	(89)
Income taxes	152	130	279	238	(560)	$ (486)
Non-controlling interests
Statement of income and other comprehensive income
Net income (loss)			3	49
Subsidiary with significant non-controlling interest
Statement of financial position
Current assets	1,080		1,080		1,080		926
Non-current assets	5,486		5,486		5,486		3,875
Current liabilities	843		843		843		733
Non-current liabilities	3,076		3,076		$ 3,076		$ 1,581
Statement of income and other comprehensive income
Revenue and other income	896	797	1,824	1,556
Net income (loss)	(8)	70	10	115
Comprehensive income (loss)	(67)	75	(31)	77
condensed interim consolidated statements of cash flows
Cash provided by operating activities	78	108	143	261
Cash used by investing activities	(34)	(63)	(1,203)	(90)
Cash provided (used) by financing activities	$ (43)	$ (87)	$ 1,082	$ (153)
Telus International (Cda) Inc.
Economic interest
Interest in TELUS International (Cda) Inc., beginning of period			56.60%	55.10%	56.10%
Effect of
Issue of subordinate voting shares as consideration in business acquisition (Note 18(b))			(1.40%)
TELUS Corporation acquisition of shares from non-controlling interests			0.90%	1.00%
Interest in TELUS International (Cda) Inc., end of period	56.10%	56.10%	56.10%	56.10%	56.10%	56.10%
Voting interest
Interest in TELUS International (Cda) Inc., beginning of period			72.40%	70.90%	72.40%
Effect of.
Issue of subordinate voting shares as consideration in business acquisition (Note 18(b))			(0.20%)
TELUS Corporation acquisition of shares from non-controlling interests			1.20%	1.50%
Interest in TELUS International (Cda) Inc., end of period	73.40%	72.40%	73.40%	72.40%	73.40%	72.40%
condensed interim consolidated statements of cash flows
Acquisition of shares from non-controlling interests			$ 32	$ 61
Equity interest	56.10%	56.10%	56.10%	56.10%	56.10%	56.10%	56.60%
Voting interest	73.40%	72.40%	73.40%	72.40%	73.40%	72.40%	72.40%
Telus International (Cda) Inc. | Non-controlling shareholders
condensed interim consolidated statements of cash flows
Acquisition of shares from non-controlling interests			$ 57	$ 85